RELATED PARTY TRANSACTIONS - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Jan. 31, 2021
Related Party Transactions
RELATED PARTY TRANSACTIONS

11. RELATED PARTY TRANSACTIONS

Key Management Compensation

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company, directly or indirectly. Key management personnel include the Company’s executive officers and Board of Director members.

All related party transactions are in the normal course of operations. All amounts either due from or due to related parties other than specifically disclosed are non-interest bearing, unsecured and have no fixed terms of repayments.

a)	Related party transactions with directors, subsequent and former directors and companies and entities over which they have significant influence over:

	12 months ended October 31, 2022	9 months ended October 31, 2021	12 months ended January 31, 2021
Director fees	$107,168	72,541	$54,585
Professional fees	327,370	-	55,625
Share-based compensation	$128,729	-	$1,997,611

b)	Key management compensation

	12 months ended October 31, 2022	9 months ended October 31, 2021	12 months ended January 31, 2021
Consulting fees	$-	$270,427	$206,507
Salaries	686,615	-	-
Share-based compensation	$143,032	$-	$2,527,596

c)	Accounts payable and accrued liabilities – As of October 31, 2022, $33,918 (October 31, 2021 - $155,979; January 31, 2021 - $2,740) due to related parties was included in accounts payable and accrued liabilities.

BRUUSH ORAL CARE INC.

NOTES TO THE FINANCIAL STATEMENTS

(Expressed in U.S. dollars)

Twelve months ended October 31, 2022, nine months ended October 31, 2021 and twelve months ended January 31, 2021

Current accrued expenses and other current liabilities	$ 33,918	$ 155,979	$ 2,740